Systematic Value Fund Expense Example - Systematic Value Fund - None	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	$ 953